INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Current	$ 110	677	2,707	589
Deferred	0	0	1,755	1,273
Reversal of contingent tax liability	6,357	39,060	0	0
Income tax expense	$ (6,247)	(38,383)	4,462	1,862